Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
25	COMMITMENTS AND CONTINGENCIES

Right-of-use assets and lease liabilities

For the details on future minimum lease payments under the non-cancelable operating leases as of June 30, 2026, please refer to Note 5 to the Consolidated Financial Statements.

Capital commitments

Capital expenditure as at the end of the reporting period is as follows:

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Not later than one year
Capital expenditure:
Plant and equipment	13,687,514	3,817,981	936,353